Segments of Operations (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)
Segments of Operations [Line Items]
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]			Chief Executive Officer
Description of segment			The Company’s chief operating decision maker is the Company’s Chief Executive Officer (the “CODM”), who makes resource allocation decisions and assesses performance based on financial information prepared on a consolidated basis, accompanied by disaggregated information about revenues, gross profit (loss) and operating loss by the three identified reportable segments.
Reportable segments			3
Cost of revenue	$ 7,135	$ 6,280	$ 14,034	$ 12,144
Nanox Health IT Inc [Member]
Segments of Operations [Line Items]
Cost of revenue	$ 934		$ 1,844